Related Party Transactions (Details) - Schedule of Payroll Advances - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Payroll Advances [Abstract]
Balance	$ 191,198
Advances	188,155	316,198	$ 49,074
Repayment	(301,853)	(125,000)
Balance	$ 77,500	$ 191,198